INVESTMENTS (CONTINUOUS UNREALIZED LOSS POSITION) (Details) $ in Millions	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Number of fixed maturities | security	112	168
The carrying value of fixed maturities non-income producing	$ 0
Public corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	135	$ 292
Less than 12 Months, Gross Unrealized Losses	1	8
12 Months or Longer, Fair Value	29	12
12 Months or Longer, Gross Unrealized Losses	1	0
Total Fair Value	164	304
Total, Gross Unrealized Losses	2	8
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	888	819
Private corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	45	61
Less than 12 Months, Gross Unrealized Losses	0	2
12 Months or Longer, Fair Value	23	0
12 Months or Longer, Gross Unrealized Losses	1	0
Total Fair Value	68	61
Total, Gross Unrealized Losses	1	2
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	284	205
U.S. Treasury, government and agency
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	50	21
Less than 12 Months, Gross Unrealized Losses	1	1
12 Months or Longer, Fair Value	6	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	56	21
Total, Gross Unrealized Losses	1	1
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	232	36
Commercial mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value		1
Less than 12 Months, Gross Unrealized Losses		0
12 Months or Longer, Fair Value		10
12 Months or Longer, Gross Unrealized Losses		7
Total Fair Value		11
Total, Gross Unrealized Losses		7
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	0	24
Asset-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	7
Less than 12 Months, Gross Unrealized Losses	0
12 Months or Longer, Fair Value	0
12 Months or Longer, Gross Unrealized Losses	0
Total Fair Value	7
Total, Gross Unrealized Losses	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	12
Redeemable preferred stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	2	9
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	2	9
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost	4	9
Fixed Maturities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	239	384
Less than 12 Months, Gross Unrealized Losses	2	11
12 Months or Longer, Fair Value	58	22
12 Months or Longer, Gross Unrealized Losses	2	7
Total Fair Value	297	406
Total, Gross Unrealized Losses	$ 4	18
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt securities exposure in single issuer greater than stated percentage of total investments	2.10%
Debt securities exposure in single issuer of total investments	$ 25	15
Amortized cost	1,425	1,099
Unrealized investment gains (losses)	26	10
Fixed Maturities | Other Than Investment Grade
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale securities, amortized cost basis other than investment grade	$ 20	$ 37
Percentage of available for sale securities	1.40%	3.40%
Unrealized investment gains (losses)	$ 0	$ 0
Corporate And Commercial Mortgage Backed Securities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
12 Months or Longer, Gross Unrealized Losses	$ 2	$ 7